RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.  RELATED PARTY TRANSACTIONS

Accounting Policy

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Explanatory information

Key management personnel are those persons having the authority and responsibility for planning, directing, and controlling the activities of the Company, directly or indirectly. The Company has defined key management personnel to include the CEO, CFO, COO, CCO, President, Executive Vice Presidents, and directors of the Company.

The remuneration and other payments to the Company’s directors and other key management personnel are as follows:

	2021	2020
	$	$
Management and consulting fees	—	480
Wages and salaries	2,354	2,394
Share-based payments	3,682	5,902
Employment termination costs	260	—
Joint venture termination costs	—	931
	6,296	9,707

As at November 30, 2021, trade and other receivables included $nil (November 30, 2020 - $771) due from key management personnel in connection with payroll taxes resulting from share-based payments.